MFS(R) INSTITUTIONAL TRUST:

                 MFS(R) Institutional International Equity Fund

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for MFS Institutional International Equity Fund is hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2009. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001  - $50,000
C. $50,001  - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------             ------------------------------------------
Name of Portfolio Manager             Dollar Range of Equity Securities in Fund
-------------------------             ------------------------------------------
-------------------------             ------------------------------------------
Marcus L. Smith                                            D
-------------------------             ------------------------------------------
-------------------------             ------------------------------------------
Daniel Ling                                                N
-------------------------             ------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2009 were as follows:

--------------------- --------------------------------------- -------------------------------------- -------------------------------
                         Registered Investment Companies        Other Pooled Investment Vehicles               Other Accounts

--------------------- --------------------------------------- -------------------------------------- -------------------------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
 Portfolio Manager         Number          Total Assets*         Number of         Total Assets         Number of       Total Assets
                        of Accounts*                             Accounts                               Accounts
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
  Marcus L. Smith            11             $8.1 billion             1            $157.1 million           27           $5.7 billion
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------
    Daniel Ling              11             $8.1 billion             1            $157.1 million           24           $5.2 billion
--------------------- ----------------- --------------------- ---------------- --------------------- ---------------- --------------

----------------
*  Includes the Fund.

With respect to the accounts listed in the table above, Marcus L. Smith manages 1 other account with assets totaling $368.2 million, and Daniel Ling manages 1 other account with assets totaling $368.2 million, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.


                The date of this Supplement is December 1, 2009.